Subsequent Events (Details) - USD ($)		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Advance payable related patty		$ 17,000
Received promissory note		$ 250,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Promissory notes bear interest percentage	5.00%
Percentage of increase additional interest rate	5.00%
Subsequent Event [Member] | Related Party [Member]
Subsequent Events [Line Items]
Received promissory note	$ 250,000